Exhibit 99.1

Report of Independent Accountants on Applying

Agreed-Upon Procedures

Citi Real Estate Funding Inc.

Citigroup Commercial Mortgage Securities Inc.

390 Greenwich Street

New York, NY 10013

We (“us” or “PwC”) have performed the procedures enumerated below, which were agreed to by Citi Real Estate Funding Inc. (“CREFI”) and Citigroup Commercial Mortgage Securities Inc. (together with CREFI, the “Company,” as the engaging party) and Citigroup Global Markets Inc., Barclays Capital Inc., and Barclays Capital Real Estate Inc., who are collectively referred to as the “Specified Parties”, solely to assist you in performing certain procedures related to the accuracy of certain attributes and calculations within the Final Data File (defined below). The procedures were performed with respect to the SMRT Commercial Mortgage Trust 2022-MINI, Commercial Mortgage Pass-Through Certificates, Series 2022-MINI securitization (the “Transaction”). The Company (the “Responsible Party”) is responsible for the accuracy of the information contained in the Final Data File.

In an agreed-upon procedures engagement, we perform specific procedures that the Specified Parties have agreed to and acknowledged to be appropriate for the intended purpose of the engagement and we report on findings based on the procedures performed. The procedures performed may not address all the items of interest to a user of this report and may not meet the needs of all users of this report and, as such, users are responsible for determining whether the procedures performed are appropriate for their purposes. The Specified Parties have agreed to and acknowledged that the procedures performed are appropriate for their purposes. This report may not be suitable for any other purpose.

Procedures and Findings

In connection with the Transaction, the Specified Parties have requested that the procedures be performed on 1 mortgage loan (the “Mortgage Loan Asset”) secured by 18 mortgaged properties (the “Mortgaged Properties”) which represents the entire population of the Mortgage Loan Asset and Mortgaged Properties (collectively the “Collateral”) within the Transaction.

This agreed-upon procedures engagement was not conducted for the purpose of satisfying any criteria for due diligence published by a nationally recognized statistical rating organization.

In addition, PwC should not be regarded as having in any way warranted or given any assurance as to the following items:

•	The completeness, accuracy, appropriateness, quality or integrity of any of the information provided by the Responsible Party, or any other party for the purpose of PwC performing the procedures agreed to by the Specified Parties. The procedures performed would not necessarily reveal any material misstatement of the amounts, balances, ratios, percentages or other relationships of the information included in the data provided to us;
•	The conformity of the origination of the assets to stated underwriting or credit extension guidelines, standards, criteria or other requirements;
•	The value of the Mortgaged Properties securing the Mortgage Loan Asset; and
•	The compliance of the originator of the assets with federal, state, and local laws and regulations.

We have not performed any procedures with respect to the fair value of the securities being offered in the Transaction and PwC expresses no opinion on the fair value of these securities. PwC should not

PricewaterhouseCoopers LLP, 300 Madison Avenue New York NY 10017
T: (646) 471-3000, F: (813)-286-6000 www.pwc.com	1

be regarded as having performed any procedures other than those detailed in this report.

With respect to any terms or requirements of the Transaction documents that do not appear in this report, we performed no procedures and, accordingly, the procedures we performed would not ensure that any requirements are satisfied. Further, we have performed only the following agreed-upon procedures and therefore make no representations regarding the adequacy of disclosures or whether any material facts have been omitted from the Transaction documents.

It should be understood that we make no representations as to:

•	The interpretation of Transaction documents included in connection with our procedures;
•	Your compliance with Rule 15Ga-2 of the Securities Exchange Act of 1934; and
•	The reasonableness of any of the assumptions provided by the Company or other Specified Parties.

These procedures should not be taken to supplant any additional inquiries or procedures that the Specified Parties would undertake in consideration of the Transaction.

For the purpose of this report:

•	The phrase “Cut-off Date” refers to the date of January 9, 2022.

•	The phrase "Term SOFR Assumption" refers to the rate of 0.05000%.

•	The phrase “Final Data File” refers to the following Microsoft Excel (“Excel”) file provided by the Company, which includes certain attributes related to the Collateral. The Final Data File was provided on January 7, 2022 with certain Collateral attribute calculations adjusted for the Cut-off Date:

o	2022-MINI Accounting Tape Final.xlsx (provided on January 7, 2022).
•	The phrase “Specified Attributes” refers to the fields in the Final Data File.

•	The phrase “Source Document” refers to the documents (including any applicable amendments, assumptions or exhibits thereof) provided by the Company, related to the information contained in the Final Data File.

•	The phrase “Loan File” refers to any Source Document or collection of Source Documents provided by the Company, and used by us, in performing the procedures enumerated below.

•	The term “compared” refers to the comparison of one or more Specified Attributes to Source Documents, as indicated within Exhibit A.

•	The term “recalculated” refers to a re-computation of one or more Specified Attributes using the Company provided methodology, as indicated within Exhibit B.

•	The phrase “in agreement” refers to the comparison or recalculation of one or more Specified Attributes which resulted in a match, or a difference that was within the Company provided tolerance level (if any), as indicated within Exhibit A.

Source Documents included in the Loan File:

•	The phrase “Appraisal Report” refers to a signed appraisal document or exhibit.

PricewaterhouseCoopers LLP, 300 Madison Avenue New York NY 10017
T: (646) 471-3000, F: (813)-286-6000 www.pwc.com	2

•	The phrase “Bloomberg” refers to the Bloomberg data platform used to reference the SOFR cap counterparty rating.
•	The phrase “Engineering Report” refers to a signed property condition assessment document or exhibit.
•	The phrase “Environmental Report” refers to a signed phase I and phase II (if applicable) environmental document or exhibit.
•	The phrase “Fee Schedule” refers to documentation provided by the Company for the administrative fee rate.
•	The phrase “Interest Rate Cap Agreement” refers to an interest rate cap document which discloses the applicable strike rate of the interest rate cap and interest rate cap provider.
•	The phrase “Loan Agreement” refers to a signed loan agreement.
•	The phrase “Property Management Agreement” refers to a signed property management agreement.
•	The phrase “Seismic Report” refers to a draft or final seismic assessment document or exhibit.
•	The phrase “Title Policy” refers to a signed proforma title policy.
•	The phrase “Underwriting File” refers to the historical and pro-forma cash flow statements prepared by the Company’s underwriting team.

The procedures performed and results thereof are described below. In performing this engagement, we received one or more preliminary data file(s) and performed certain procedures as set forth in Exhibit A and Exhibit B. The procedures identified differences, which were communicated to the Responsible Party. The Responsible Party revised one or more of the preliminary data files based on such communicated differences, where they determined it to be appropriate. We then performed these procedures on the Final Data File, and the results of those procedures are described below.

From December 17, 2021 through January 7, 2022, the Company provided us with the Source Documents related to the Collateral for which we:

•	Compared certain Specified Attributes to the corresponding Source Documents as detailed in Exhibit A and found them to be in agreement (the “Compared Attributes”);
•	Recalculated certain Specified Attributes as detailed in Exhibit B and found them to be in agreement (the “Recalculated Attributes”); or
•	Assumed certain Specified Attributes were accurate as instructed by the Company, and neither compared nor recalculated the Specified Attributes (the “Company Provided Attributes”).

The recalculation methodology associated with the Recalculated Attributes is listed in Exhibit B. For each procedure where a recalculation was performed, if necessary, we compared the underlying attributes to the corresponding Source Documents and found them to be in agreement. We did not perform any procedures with respect to the Specified Attributes denoted with a Source Document of “None - Company Provided”, in Exhibit A.

PricewaterhouseCoopers LLP, 300 Madison Avenue New York NY 10017
T: (646) 471-3000, F: (813)-286-6000 www.pwc.com	3

This agreed-upon procedures engagement was conducted in accordance with attestation standards established by the American Institute of Certified Public Accountants. We were not engaged to, and did not conduct an audit or an examination engagement, the objective of which would be the expression of an opinion, or a review engagement, the objective of which would be the expression of a conclusion, on the Final Data File.  Accordingly, we do not express such an opinion or conclusion.  Had we performed additional procedures, other matters might have come to our attention that would have been reported to you.

In performing this engagement, we are required to be independent of the Responsible Party and to meet our ethical responsibilities, in accordance with the relevant ethical requirements related to our agreed-upon procedures engagement.

This report is intended solely for the information and use of the Specified Parties (including for the purpose of substantiating the Specified Parties' “due diligence defense” under the Securities Act of 1933), and is not intended to be and should not be used by anyone other than the Specified Parties.

If a party has obtained, or has access to, this report without having executed an agreement with PwC wherein such party accepts responsibility for the appropriateness of the procedures performed (such party is referred to as a “Non-Specified Party”), that Non-Specified Party cannot:

•	Rely upon this report, and any use of this report by that Non-Specified Party is its sole responsibility and at its sole and exclusive risk; and
•	Acquire any rights or claims against PwC, and PwC assumes no duties or obligations to such Non-Specified Party.

A Non-Specified Party may not disclose or distribute this report or any of the report’s contents to any other party (including but not limited to electronic distribution and/or posting to a website pursuant to Rule 17g-5 of the Securities Exchange Act of 1934).

The procedures enumerated above were performed as of the date of this report, and we disclaim any consideration of any events and circumstances occurring after the date of this report. Further, we have no obligation to update this report because of events occurring, or data or information coming to our attention, subsequent to the date of this report.

New York, NY

January 7, 2022

PricewaterhouseCoopers LLP, 300 Madison Avenue New York NY 10017
T: (646) 471-3000, F: (813)-286-6000 www.pwc.com	4

Exhibits

Exhibit A – Loan File Review Procedures

Exhibit B – Recalculation Methodology

PricewaterhouseCoopers LLP, 300 Madison Avenue New York NY 10017
T: (646) 471-3000, F: (813)-286-6000 www.pwc.com	5

SMRT 2022-MINI	EXHIBIT A
Loan File Review Procedures

Exhibit A – Loan File Review Procedures

#	Specified Attribute	Source Document (by order of priority)	Tolerance Levels
1	Property ID	None - Company Provided	None
2	Property Name	None - Company Provided	None
3	Property Type	Appraisal Report	None
4	Property Sub-Type	Appraisal Report	None
5	Address	Appraisal Report	None
6	City	Appraisal Report	None
7	State	Appraisal Report	None
8	Zip	Appraisal Report	None
9	County	Appraisal Report	None
10	MSA	Appraisal Report	None
11	Year Built	Appraisal Report	None
12	Year Renovated	Appraisal Report	None
13	Property Manager	Property Management Agreement	None
14	Unit Mix (Available Units) Regular	Underwriting File	None
15	Unit Mix (Available Units) Climate Controlled	Underwriting File	None
16	Unit Mix (Available Units) Total	Underwriting File	None
17	Unit Mix (Available SF) Regular	Underwriting File	None
18	Unit Mix (Available SF) Climate Controlled	Underwriting File	None
19	Unit Mix (Available SF) WorkSpace	Underwriting File	None
20	Unit Mix (Available SF) Commercial	Underwriting File	None
21	Unit Mix (Available SF) Total	Underwriting File	None
22	Unit Mix (Occupied Units) Regular	Underwriting File	None
23	Unit Mix (Occupied Units) Climate Controlled	Underwriting File	None
24	Unit Mix (Occupied Units) Total	Underwriting File	None
25	Unit Mix (Occupied SF) Regular	Underwriting File	None
26	Unit Mix (Occupied SF) Climate Controlled	Underwriting File	None
27	Unit Mix (Occupied SF) WorkSpace	Underwriting File	None
28	Unit Mix (Occupied SF) Commercial	Underwriting File	None
29	Unit Mix (Occupied SF) Total	Underwriting File	None

PricewaterhouseCoopers LLP, 300 Madison Avenue New York NY 10017
T: (646) 471-3000, F: (813)-286-6000 www.pwc.com	6

SMRT 2022-MINI	EXHIBIT A
Loan File Review Procedures

#	Specified Attribute	Source Document (by order of priority)	Tolerance Levels
30	UW Storage Occupancy (based on Units)	Recalculation	None
31	UW Storage Occupancy (based on SF)	Recalculation	None
32	Occupancy Date	Underwriting File	None
33	2018 Average Storage Occupancy	Underwriting File	None
34	2019 Average Storage Occupancy	Underwriting File	None
35	2020 Average Storage Occupancy	Underwriting File	None
36	Ownership Interest	Title Policy	None
37	Mortgage Loan Original Balance	Loan Agreement	None
38	Mortgage Loan Cut-off Date Balance	Recalculation	None
39	Mortgage Loan Cut-off Date Balance per Unit	Recalculation	None
40	Mortgage Loan Cut-off Date Balance per SF	Recalculation	None
41	% of Mortgage Loan Cut-off Date Balance	Recalculation	None
42	Mortgage Loan Balloon Balance	Recalculation	None
43	Individual As-Is Appraised Value Date	Appraisal Report	None
44	Individual As-Is Appraised Value	Appraisal Report	None
45	Individual As-Is Appraised Value per SF	Recalculation	None
46	Portfolio Appraised Value Date	Appraisal Report	None
47	Portfolio Appraised Value	Appraisal Report	None
48	Portfolio Appraised Value per SF	Recalculation	None
49	Portfolio Premium	Recalculation	None
50	Engineering Report Provider	Engineering Report	None
51	Engineering Report Date	Engineering Report	None
52	Environmental Report Provider	Environmental Report	None
53	Environmental Report Date	Environmental Report	None
54	Phase II Required?	Environmental Report	None
55	Seismic Zone	Engineering Report	None
56	PML %	Not Applicable*	None
57	Origination Date	Loan Agreement	None
58	Assumed One-month Term SOFR	None - Company Provided	None
59	Mortgage Loan Spread	Loan Agreement	None
60	Interest Rate	Recalculation	None
61	Term SOFR Cap	Interest Rate Cap Agreement	None

PricewaterhouseCoopers LLP, 300 Madison Avenue New York NY 10017
T: (646) 471-3000, F: (813)-286-6000 www.pwc.com	7

SMRT 2022-MINI	EXHIBIT A
Loan File Review Procedures

#	Specified Attribute	Source Document (by order of priority)	Tolerance Levels
62	Interest Rate at Term SOFR Cap	Recalculation	None
63	Term SOFR Floor	Loan Agreement	None
64	Term SOFR Lookback days	Loan Agreement	None
65	Term SOFR Cap Provider	Interest Rate Cap Agreement	None
66	Term SOFR Cap Provider Rating (F/M/S)	Bloomberg	None
67	Term SOFR Cap Expiration Date	Interest Rate Cap Agreement	None
68	Interest Calculation (30/360 / Actual/360)	Loan Agreement	None
69	Amortization Type	Loan Agreement	None
70	Mortgage Loan Monthly Debt Service Payment	Recalculation	None
71	Mortgage Loan Annual Debt Service Payment	Recalculation	None
72	Mortgage Loan Annual Debt Service Payment at Term SOFR Cap	Recalculation	None
73	Grace Period - Late Payment	Loan Agreement	None
74	Grace Period - Event of Default	Loan Agreement	None
75	First Loan Payment Date	Loan Agreement	None
76	Seasoning	Recalculation	None
77	Original Term to Maturity (Months)	Recalculation	None
78	Remaining Term to Maturity (Months)	Recalculation	None
79	Original Amortization Term (Months)	Not Applicable*	None
80	Remaining Amortization Term (Months)	Not Applicable*	None
81	Original IO Term (Months)	Loan Agreement	None
82	Remaining IO Term (Months)	Recalculation	None
83	Initial Maturity Date	Loan Agreement	None
84	Floating Rate Component Extensions	Loan Agreement	None
85	Fully Extended Maturity Date	Loan Agreement	None
86	Lockbox	Loan Agreement	None
87	Cash Management Type	Loan Agreement	None
88	Cash Management Trigger	Loan Agreement	None
89	Administrative Fee Rate (%)	Fee Schedule	None
90	Prepayment Provision	Loan Agreement	None
91	Partial Release Allowed?	Loan Agreement	None
92	Property Release Description	Loan Agreement	None

PricewaterhouseCoopers LLP, 300 Madison Avenue New York NY 10017
T: (646) 471-3000, F: (813)-286-6000 www.pwc.com	8

SMRT 2022-MINI	EXHIBIT A
Loan File Review Procedures

#	Specified Attribute	Source Document (by order of priority)	Tolerance Levels
93	Borrower	Loan Agreement	None
94	Guarantor	Loan Agreement	None
95	Mortgage Loan Cut-off Date LTV	Recalculation	None
96	Mortgage Loan Balloon LTV	Recalculation	None
97	Mortgage Loan Cut-off Date LTV (Sum of Individual As-Is Appraised Values)	Recalculation	None
98	Mortgage Loan Balloon LTV (Sum of Individual As-Is Appraised Values)	Recalculation	None
99	Mortgage Loan UW NOI Debt Yield	Recalculation	None
100	Mortgage Loan UW NCF Debt Yield	Recalculation	None
101	Mortgage Loan UW NOI DSCR	Recalculation	None
102	Mortgage Loan UW NCF DSCR	Recalculation	None
103	Mortgage Loan UW NOI DSCR at Term SOFR Cap	Recalculation	None
104	Mortgage Loan UW NCF DSCR at Term SOFR Cap	Recalculation	None
105	Initial Tax Escrow	Loan Agreement	None
106	Ongoing Tax Escrow Monthly	Loan Agreement	None
107	Tax Escrow Springing Conditions	Loan Agreement	None
108	Initial Insurance Escrow	Loan Agreement	None
109	Ongoing Insurance Escrow Monthly	Loan Agreement	None
110	Insurance Escrow Springing Conditions	Loan Agreement	None
111	Initial Cap Ex Escrow	Loan Agreement	None
112	Ongoing Cap Ex Escrow Monthly	Loan Agreement	None
113	Cap Ex Escrow Springing Conditions	Loan Agreement	None
114	Initial Immediate Repairs Escrow	Loan Agreement	None
115	Initial Other Escrow	Loan Agreement	None
116	Ongoing Other Escrow Monthly	Loan Agreement	None
117	Other Escrow Description	Loan Agreement	None
118	In-Place Rental Income 2019	Underwriting File	$1.00
119	In-Place Rental Income 2020	Underwriting File	$1.00
120	In-Place Rental Income September 2021 TTM	Underwriting File	$1.00
121	In-Place Rental Income UW	Underwriting File	$1.00
122	Rental Discounts 2019	Underwriting File	$1.00

PricewaterhouseCoopers LLP, 300 Madison Avenue New York NY 10017
T: (646) 471-3000, F: (813)-286-6000 www.pwc.com	9

SMRT 2022-MINI	EXHIBIT A
Loan File Review Procedures

#	Specified Attribute	Source Document (by order of priority)	Tolerance Levels
123	Rental Discounts 2020	Underwriting File	$1.00
124	Rental Discounts September 2021 TTM	Underwriting File	$1.00
125	Rental Discounts UW	Underwriting File	$1.00
126	Other Storage Related Income 2019	Underwriting File	$1.00
127	Other Storage Related Income 2020	Underwriting File	$1.00
128	Other Storage Related Income September 2021 TTM	Underwriting File	$1.00
129	Other Storage Related Income UW	Underwriting File	$1.00
130	Full Service Plus Revenue 2019	Underwriting File	$1.00
131	Full Service Plus Revenue 2020	Underwriting File	$1.00
132	Full Service Plus Revenue September 2021 TTM	Underwriting File	$1.00
133	Full Service Plus Revenue UW	Underwriting File	$1.00
134	Parking Revenue 2019	Underwriting File	$1.00
135	Parking Revenue 2020	Underwriting File	$1.00
136	Parking Revenue September 2021 TTM	Underwriting File	$1.00
137	Parking Revenue UW	Underwriting File	$1.00
138	WorkSpace Revenue 2019	Underwriting File	$1.00
139	WorkSpace Revenue 2020	Underwriting File	$1.00
140	WorkSpace Revenue September 2021 TTM	Underwriting File	$1.00
141	WorkSpace Revenue UW	Underwriting File	$1.00
142	Commercial Lease Revenue 2019	Underwriting File	$1.00
143	Commercial Lease Revenue 2020	Underwriting File	$1.00
144	Commercial Lease Revenue September 2021 TTM	Underwriting File	$1.00
145	Commercial Lease Revenue UW	Underwriting File	$1.00
146	Antenna & Billboard Revenue 2019	Underwriting File	$1.00
147	Antenna & Billboard Revenue 2020	Underwriting File	$1.00
148	Antenna & Billboard Revenue September 2021 TTM	Underwriting File	$1.00
149	Antenna & Billboard Revenue UW	Underwriting File	$1.00
150	EGI 2019	Underwriting File	$1.00
151	EGI 2020	Underwriting File	$1.00
152	EGI September 2021 TTM	Underwriting File	$1.00

PricewaterhouseCoopers LLP, 300 Madison Avenue New York NY 10017
T: (646) 471-3000, F: (813)-286-6000 www.pwc.com	10

SMRT 2022-MINI	EXHIBIT A
Loan File Review Procedures

#	Specified Attribute	Source Document (by order of priority)	Tolerance Levels
153	EGI UW	Underwriting File	$1.00
154	Management Fee 2019	Underwriting File	$1.00
155	Management Fee 2020	Underwriting File	$1.00
156	Management Fee September 2021 TTM	Underwriting File	$1.00
157	Management Fee UW	Underwriting File	$1.00
158	Payroll 2019	Underwriting File	$1.00
159	Payroll 2020	Underwriting File	$1.00
160	Payroll September 2021 TTM	Underwriting File	$1.00
161	Payroll UW	Underwriting File	$1.00
162	Insurance 2019	Underwriting File	$1.00
163	Insurance 2020	Underwriting File	$1.00
164	Insurance September 2021 TTM	Underwriting File	$1.00
165	Insurance UW	Underwriting File	$1.00
166	Utilities 2019	Underwriting File	$1.00
167	Utilities 2020	Underwriting File	$1.00
168	Utilities September 2021 TTM	Underwriting File	$1.00
169	Utilities UW	Underwriting File	$1.00
170	Repairs & Maintenance 2019	Underwriting File	$1.00
171	Repairs & Maintenance 2020	Underwriting File	$1.00
172	Repairs & Maintenance September 2021 TTM	Underwriting File	$1.00
173	Repairs & Maintenance UW	Underwriting File	$1.00
174	Marketing 2019	Underwriting File	$1.00
175	Marketing 2020	Underwriting File	$1.00
176	Marketing September 2021 TTM	Underwriting File	$1.00
177	Marketing UW	Underwriting File	$1.00
178	Parking Expenses 2019	Underwriting File	$1.00
179	Parking Expenses 2020	Underwriting File	$1.00
180	Parking Expenses September 2021 TTM	Underwriting File	$1.00
181	Parking Expenses UW	Underwriting File	$1.00
182	General & Administrative 2019	Underwriting File	$1.00
183	General & Administrative 2020	Underwriting File	$1.00
184	General & Administrative September 2021 TTM	Underwriting File	$1.00

PricewaterhouseCoopers LLP, 300 Madison Avenue New York NY 10017
T: (646) 471-3000, F: (813)-286-6000 www.pwc.com	11

SMRT 2022-MINI	EXHIBIT A
Loan File Review Procedures

#	Specified Attribute	Source Document (by order of priority)	Tolerance Levels
185	General & Administrative UW	Underwriting File	$1.00
186	Real Estate Taxes 2019	Underwriting File	$1.00
187	Real Estate Taxes 2020	Underwriting File	$1.00
188	Real Estate Taxes September 2021 TTM	Underwriting File	$1.00
189	Real Estate Taxes UW	Underwriting File	$1.00
190	Other Expenses 2019	Underwriting File	$1.00
191	Other Expenses 2020	Underwriting File	$1.00
192	Other Expenses September 2021 TTM	Underwriting File	$1.00
193	Other Expenses UW	Underwriting File	$1.00
194	Total Expenses 2019	Underwriting File	$1.00
195	Total Expenses 2020	Underwriting File	$1.00
196	Total Expenses September 2021 TTM	Underwriting File	$1.00
197	Total Expenses UW	Underwriting File	$1.00
198	Net Operating Income 2019	Underwriting File	$1.00
199	Net Operating Income 2020	Underwriting File	$1.00
200	Net Operating Income September 2021 TTM	Underwriting File	$1.00
201	Net Operating Income UW	Underwriting File	$1.00
202	Replacement Reserves 2019	Underwriting File	$1.00
203	Replacement Reserves 2020	Underwriting File	$1.00
204	Replacement Reserves September 2021 TTM	Underwriting File	$1.00
205	Replacement Reserves UW	Underwriting File	$1.00
206	Net Cash Flow 2019	Underwriting File	$1.00
207	Net Cash Flow 2020	Underwriting File	$1.00
208	Net Cash Flow September 2021 TTM	Underwriting File	$1.00
209	Net Cash Flow UW	Underwriting File	$1.00
210	RevPAF 2019	Recalculation	None
211	RevPAF 2020	Recalculation	None
212	RevPAF September 2021 TTM	Recalculation	None
213	RevPAF UW	Recalculation	None

*- The fields for the noted Specified Attributes were either not populated in the Final Data File or populated with the term “NAP”. As such, we were instructed by the Company to not perform any procedures on these Specified Attributes.

PricewaterhouseCoopers LLP, 300 Madison Avenue New York NY 10017
T: (646) 471-3000, F: (813)-286-6000 www.pwc.com	12

SMRT 2022-MINI	EXHIBIT B
Recalculation Methodology

Exhibit B – Recalculation Methodology

#	Specified Attribute	Recalculation Methodology
30	UW Storage Occupancy (based on Units)	Quotient of (i) Unit Mix (Occupied Units) Total and (ii) Unit Mix (Available Units) Total.
31	UW Storage Occupancy (based on SF)	Quotient of (i) Unit Mix (Occupied SF) Total and (ii) Unit Mix (Available SF) Total.
38	Mortgage Loan Cut-off Date Balance	Set equal to the Mortgage Loan Original Balance.
39	Mortgage Loan Cut-off Date Balance per Unit	Quotient of (i) Mortgage Loan Cut-Off Date Balance and (ii) Unit Mix (Available Units) Total.
40	Mortgage Loan Cut-off Date Balance per SF	Quotient of (i) Mortgage Loan Cut-Off Date Balance and (ii) Unit Mix (Available SF) Total.
41	% of Mortgage Loan Cut-off Date Balance	Quotient of (i) Mortgage Loan Cut-off Date Balance and (ii) the aggregate Mortgage Loan Cut-off Date Balance of the Collateral.
42	Mortgage Loan Balloon Balance	Set equal to the Mortgage Loan Cut-Off Date Balance.
45	Individual As-Is Appraised Value per SF	Quotient of (i) Individual As-Is Appraised Value and (ii) Unit Mix (Available SF) Total.
48	Portfolio Appraised Value per SF	Quotient of (i) Portfolio Appraised Value and (ii) Unit Mix (Available SF) Total.
49	Portfolio Premium	Quotient of (i) Portfolio Appraised Value and (ii) Individual As-Is Appraised Value subtracted by 1
60	Interest Rate	Sum of (i) Assumed One-month Term SOFR and (ii) Mortgage Loan Spread
62	Interest Rate at Term SOFR Cap	Sum of (i) Term SOFR Cap and (ii) Mortgage Loan Spread
70	Mortgage Loan Monthly Debt Service Payment	Quotient of (i) Mortgage Loan Annual Debt Service Payment and (ii) 12.
71	Mortgage Loan Annual Debt Service Payment	Product of (i) Mortgage Loan Cut-off Date Balance, (ii) Interest Rate and (iii) Interest Calculation (30/360 / Actual/360).
72	Mortgage Loan Annual Debt Service Payment at Term SOFR Cap	Product of (i) Mortgage Loan Cut-off Date Balance, (ii) Interest Rate at Term SOFR Cap, and (iii) Interest Calculation (30/360 / Actual/360).
76	Seasoning	Count of the number of monthly payment dates from, and inclusive of (i) First Loan Payment Date, to and inclusive of (ii) Cut-off Date.

PricewaterhouseCoopers LLP, 300 Madison Avenue New York NY 10017
T: (646) 471-3000, F: (813)-286-6000 www.pwc.com	13

SMRT 2022-MINI	EXHIBIT B
Recalculation Methodology

#	Specified Attribute	Recalculation Methodology
77	Original Term to Maturity (Months)	Count of the number of monthly payment dates from, and inclusive of (i) First Loan Payment Date through and including (ii) the Initial Maturity Date.
78	Remaining Term to Maturity (Months)	Difference between (i) Original Term to Maturity (Months) and (ii) Seasoning.
82	Remaining IO Term (Months)	Difference between (i) Original IO Term (Months) and (ii) Seasoning.
95	Mortgage Loan Cut-off Date LTV	Quotient of (i) Mortgage Loan Cut-Off Date Balance and (ii) Portfolio Appraised Value.
96	Mortgage Loan Balloon LTV	Quotient of (i) Mortgage Loan Balloon Balance and (ii) Portfolio Appraised Value.
97	Mortgage Loan Cut-off Date LTV (Sum of Individual As-Is Appraised Values)	Quotient of (i) Mortgage Loan Cut-Off Date Balance and (ii) Individual As-Is Appraised Value.
98	Mortgage Loan Balloon LTV (Sum of Individual As-Is Appraised Values)	Quotient of (i) Mortgage Loan Balloon Balance and (ii) Individual As-Is Appraised Value.
99	Mortgage Loan UW NOI Debt Yield	Quotient of (i) Net Operating Income UW and (ii) Mortgage Loan Cut-off Date Balance.
100	Mortgage Loan UW NCF Debt Yield	Quotient of (i) Net Cash Flow UW and (ii) Mortgage Loan Cut-off Date Balance.
101	Mortgage Loan UW NOI DSCR	Quotient of (i) Net Operating Income UW and (ii) Mortgage Loan Annual Debt Service Payment.
102	Mortgage Loan UW NCF DSCR	Quotient of (i) Net Cash Flow UW and (ii) Mortgage Loan Annual Debt Service Payment.
103	Mortgage Loan UW NOI DSCR at Term SOFR Cap	Quotient of (i) Net Operating Income UW and (ii) Mortgage Loan Annual Debt Service Payment at Term SOFR Cap.
104	Mortgage Loan UW NCF DSCR at Term SOFR Cap	Quotient of (i) Net Cash Flow UW and (ii) Mortgage Loan Annual Debt Service Payment at Term SOFR Cap.
210	RevPAF 2019	Quotient of (i) the sum of (a) In-Place Rental Income 2019, (b) Rental Discounts 2019, and (c) Other Storage Related Income 2019 and (ii) the sum of (a) Unit Mix (Available SF) Regular and (b) Unit Mix (Available SF) Climate Control.
211	RevPAF 2020	Quotient of (i) the sum of (a) In-Place Rental Income 2020, (b) Rental Discounts 2020, and (c) Other Storage Related Income 2020 and (ii) the sum of (a) Unit Mix (Available SF) Regular and (b) Unit Mix (Available SF) Climate Control.

PricewaterhouseCoopers LLP, 300 Madison Avenue New York NY 10017
T: (646) 471-3000, F: (813)-286-6000 www.pwc.com	14

SMRT 2022-MINI	EXHIBIT B
Recalculation Methodology

#	Specified Attribute	Recalculation Methodology
212	RevPAF September 2021 TTM	Quotient of (i) the sum of (a) In-Place Rental Income September 2021 TTM, (b) Rental Discounts September 2021 TTM, and (c) Other Storage Related Income September 2021 TTM and (ii) the sum of (a) Unit Mix (Available SF) Regular and (b) Unit Mix (Available SF) Climate Control.
213	RevPAF UW	Quotient of (i) the sum of (a) In-Place Rental Income UW, (b) Rental Discounts UW, and (c) Other Storage Related Income UW and (ii) the sum of (a) Unit Mix (Available SF) Regular and (b) Unit Mix (Available SF) Climate Control.

PricewaterhouseCoopers LLP, 300 Madison Avenue New York NY 10017
T: (646) 471-3000, F: (813)-286-6000 www.pwc.com	15